Schedule of Investments PIMCO PCM Fund, Inc.	March 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 189.5% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 27.9%
AP Core Holdings LLC 10.340% (LIBOR01M + 5.500%) due 09/01/2027 ~	$860	$839
Diamond Sports Group LLC 12.775% (LIBOR03M + 8.150%) due 05/25/2026 ~	1,284	1,212
Encina Private Credit LLC TBD% - 9.155% (LIBOR01M + 4.470%) due 11/30/2025 «~µ	2,573	2,492
Envision Healthcare Corp.
12.701% due 04/29/2027	1,185	1,173
16.326% due 04/28/2028	2,881	2,144
Exgen Texas Power LLC 11.533% (LIBOR03M + 6.750%) due 10/08/2026 «~	1,338	1,344
Forbes Energy Services LLC TBD% due 06/30/2023 «	521	0
Ivanti Software, Inc. 9.212% (LIBOR03M + 4.250%) due 12/01/2027 ~	1,672	1,379
Lealand Finance Co. BV 7.840% (LIBOR01M + 3.000%) due 06/28/2024 ~	27	20
Lealand Finance Co. BV (5.840% Cash and 3.000% PIK) 8.840% (LIBOR01M + 1.000%) due 06/30/2025 ~(b)	200	135
Profrac Services LLC TBD% - 12.420% due 03/04/2025	1,076	1,071
PUG LLC
8.340% (LIBOR01M + 3.500%) due 02/12/2027 ~	693	506
9.090% (LIBOR01M + 4.250%) due 02/12/2027 «~	282	204
Radiate Holdco LLC 8.090% (LIBOR01M + 3.250%) due 09/25/2026 ~	997	820
Redstone Holdco 2 LP 9.568% (LIBOR03M + 4.750%) due 04/27/2028 ~	1,233	975
Rising Tide Holdings, Inc.
9.703% (LIBOR03M + 4.750%) due 06/01/2028 ~	1,084	660
13.203% (LIBOR03M + 8.250%) due 06/01/2029 ~	168	46
Softbank Vision Fund 5.000% due 12/21/2025 «	749	706
Syniverse Holdings, Inc. 11.898% due 05/13/2027	2,014	1,793
Team Health Holdings, Inc. 7.590% (LIBOR01M + 2.750%) due 02/06/2024 ~	1,767	1,520
U.S. Renal Care, Inc.
9.875% (LIBOR01M + 5.000%) due 06/26/2026 ~	991	678
10.375% (LIBOR01M + 5.500%) due 06/26/2026 ~	1,462	1,000
Veritas U.S., Inc. 9.840% (LIBOR01M + 5.000%) due 09/01/2025 ~	1,197	915
Westmoreland Mining Holdings LLC (15.000% PIK) 15.000% due 03/15/2029 (b)	936	705
Windstream Services LLC TBD% - 11.157% due 09/21/2027 «	165	150

Total Loan Participations and Assignments (Cost $26,139)		22,487

CORPORATE BONDS & NOTES 23.7%
BANKING & FINANCE 5.5%
Navient Corp. 5.625% due 01/25/2025	51	46
Piper Sandler Cos. 5.200% due 10/15/2023	900	898
SVB Financial Group
1.800% due 02/02/2031 ^(c)	284	162
4.345% due 04/29/2028 ^(c)	100	61
4.570% due 04/29/2033 ^(c)	200	116
Uniti Group LP
6.000% due 01/15/2030 (j)	1,065	624
10.500% due 02/15/2028	807	783
Voyager Aviation Holdings LLC 8.500% due 05/09/2026 (j)	2,205	1,742

		4,432

INDUSTRIALS 17.1%
Carvana Co. 10.250% due 05/01/2030	400	228

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	March 31, 2023 (Unaudited)

CVS Pass-Through Trust 5.880% due 01/10/2028 (j)	680	684
DISH DBS Corp.
5.250% due 12/01/2026 (j)	660	528
5.750% due 12/01/2028 (j)	400	299
DISH Network Corp. 11.750% due 11/15/2027 (j)	800	777
Exela Intermediate LLC 11.500% due 07/15/2026	17	2
Illuminate Buyer LLC 9.000% due 07/01/2028 (j)	500	444
Noble Corp. PLC (11.000% Cash or 15.000% PIK) 11.000% due 02/15/2028 (b)	9	10
Prime Healthcare Services, Inc. 7.250% due 11/01/2025 (j)	1,783	1,579
Topaz Solar Farms LLC
4.875% due 09/30/2039 (j)	273	226
5.750% due 09/30/2039 (j)	1,867	1,774
U.S. Renal Care, Inc. 10.625% due 07/15/2027 (j)	712	188
Veritas U.S., Inc. 7.500% due 09/01/2025 (j)	1,200	904
Viking Cruises Ltd. 13.000% due 05/15/2025 (j)	965	1,020
Wesco Aircraft Holdings, Inc. (7.500% Cash and 3.000% PIK) 10.500% due 11/15/2026 (b)(j)	4,180	3,720
Windstream Escrow LLC 7.750% due 08/15/2028 (j)	1,752	1,437

		13,820

UTILITIES 1.1%
Pacific Gas & Electric Co.
3.750% due 08/15/2042	2	2
4.000% due 12/01/2046	2	1
4.200% due 03/01/2029 (j)	500	458
4.300% due 03/15/2045 (j)	463	349
4.450% due 04/15/2042 (j)	22	17
4.500% due 12/15/2041 (j)	26	21

		848

Total Corporate Bonds & Notes (Cost $21,774)		19,100

CONVERTIBLE BONDS & NOTES 0.6%
INDUSTRIALS 0.6%
Multiplan Corp. (6.000% Cash or 7.000% PIK) 6.000% due 10/15/2027 (b)(j)	700	447

Total Convertible Bonds & Notes (Cost $688)		447

MUNICIPAL BONDS & NOTES 1.4%
PUERTO RICO 1.4%
Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	1,418	619
0.000% due 11/01/2051	1,234	468

Total Municipal Bonds & Notes (Cost $1,276)		1,087

U.S. GOVERNMENT AGENCIES 4.7%
Fannie Mae
4.000% due 06/25/2050 (a)(j)	3,106	598
10.595% due 07/25/2029 •(j)	230	252
Freddie Mac
0.700% due 11/25/2055 ~(a)	6,033	398
1.305% due 05/25/2050 •(a)(j)	1,645	208
2.010% due 11/25/2045 ~(a)	1,027	81
3.500% due 02/25/2041 (a)(j)	1,873	239
4.000% due 07/25/2050 (a)(j)	5,797	1,267
5.000% due 03/15/2040 (a)(j)	383	17
9.995% due 10/25/2029 •(j)	250	267
12.395% due 12/25/2027 •	412	419

Total U.S. Government Agencies (Cost $3,891)		3,746

NON-AGENCY MORTGAGE-BACKED SECURITIES 48.3%
245 Park Avenue Trust 3.657% due 06/05/2037 ~(j)	1,065	786
Adjustable Rate Mortgage Trust 4.178% due 01/25/2036 ^~	50	43
Ashford Hospitality Trust 6.084% due 04/15/2035 ~(j)	900	842

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	March 31, 2023 (Unaudited)

Banc of America Alternative Loan Trust 5.376% due 04/25/2037 ^~	68	60
Banc of America Funding Trust
3.000% due 12/20/2034 ~	190	133
3.681% due 03/20/2036 ~	39	32
5.806% due 03/25/2037 ^~	39	39
7.000% due 10/25/2037 ^	330	231
Banc of America Mortgage Trust
3.648% due 06/25/2035 ~	38	32
4.535% due 06/20/2031 ~	168	162
Bancorp Commercial Mortgage Trust 8.434% due 08/15/2032 ~(j)	1,580	1,569
Barclays Commercial Mortgage Securities Trust
3.688% due 02/15/2053 ~(j)	1,000	753
7.634% due 10/15/2037 •(j)	900	832
BCAP LLC Trust 5.194% due 07/26/2036 ~	66	55
Bear Stearns ALT-A Trust
3.575% due 05/25/2036 ~	30	23
3.647% due 05/25/2036 ^~	125	89
3.731% due 11/25/2036 ^~	486	255
3.841% due 08/25/2036 ^~	186	95
3.856% due 01/25/2047 ~	22	10
4.125% due 09/25/2034 ~	63	59
4.200% due 07/25/2035 ^~	104	74
5.185% due 04/25/2037 •	399	337
Bear Stearns Asset-Backed Securities Trust 5.500% due 12/25/2035	30	21
Bear Stearns Commercial Mortgage Securities Trust 5.657% due 10/12/2041 ~	40	38
BHP Trust 7.622% due 08/15/2036 ~(j)	588	543
CBA Commercial Small Balance Commercial Mortgage 6.040% due 01/25/2039 ^þ	120	111
CD Mortgage Trust 5.688% due 10/15/2048	62	55
Chase Mortgage Finance Trust 6.000% due 03/25/2037 ^	159	87
Citigroup Commercial Mortgage Trust 5.084% due 12/10/2049 ~	345	159
Citigroup Mortgage Loan Trust
3.795% due 11/25/2036 ^~	1	1
3.864% due 11/25/2035 ~(j)	1,111	626
4.223% due 10/25/2035 ~	252	197
6.250% due 11/25/2037 ~	647	314
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates 3.621% due 09/25/2035 ^~	60	43
Commercial Mortgage Lease-Backed Certificates 6.250% due 06/20/2031 ~(j)	1,377	1,347
Commercial Mortgage Loan Trust 6.210% due 12/10/2049 ~	133	34
Connecticut Avenue Securities Trust 7.660% due 10/25/2041 •(j)	800	756
Countrywide Alternative Loan Trust
4.138% due 12/25/2035 •(j)	587	470
5.395% due 10/25/2037 •(j)	3,502	797
5.405% due 02/25/2037 •	124	101
5.425% due 02/25/2036 ^•	371	319
5.500% due 03/25/2035	375	172
6.000% due 11/25/2035 ^	160	28
6.000% due 04/25/2036 ^(j)	2,134	1,048
Countrywide Home Loan Mortgage Pass-Through Trust
3.512% due 09/20/2036 ^~	62	52
3.631% due 09/25/2047 ^~	175	149
5.485% due 03/25/2035 •	69	57
5.910% due 02/20/2036 ^•	3	2
6.000% due 05/25/2037 ^	180	87
6.715% due 03/25/2046 ^•	328	211
Credit Suisse First Boston Mortgage Securities Corp. 7.000% due 02/25/2033	31	31
Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.000% due 07/25/2036 (j)	871	465
6.396% due 04/25/2036 þ	147	82
6.500% due 05/25/2036 ^	144	58
DBGS Mortgage Trust
0.181% due 10/15/2036 ~(a)	147,870	427
6.734% due 06/15/2033 •(j)	900	730
7.284% due 06/15/2033 •	200	156
Extended Stay America Trust 8.385% due 07/15/2038 ~(j)	879	827
First Horizon Alternative Mortgage Securities Trust 5.072% due 08/25/2035 ^~	2	0
Freddie Mac
12.060% due 10/25/2041 •(j)	1,100	1,025
12.360% due 11/25/2041 ~(j)	1,100	1,024

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	March 31, 2023 (Unaudited)

GS Mortgage Securities Corp. Trust
4.599% due 10/10/2032 ~(j)	800	719
4.599% due 10/10/2032 ~	100	87
GS Mortgage Securities Trust 0.459% due 08/10/2043 ~(a)	1,799	14
GSR Mortgage Loan Trust 3.530% due 03/25/2047 ^~	583	373
HarborView Mortgage Loan Trust 5.261% due 01/19/2036 •	403	247
IndyMac INDA Mortgage Loan Trust 3.613% due 06/25/2037 ~	101	74
IndyMac INDX Mortgage Loan Trust
3.164% due 05/25/2036 ~	91	46
5.645% due 11/25/2034 •	56	48
JP Morgan Alternative Loan Trust 6.500% due 03/25/2036 ^(j)	749	438
JP Morgan Chase Commercial Mortgage Securities Trust
0.392% due 02/15/2046 «~(a)(j)	53,587	92
6.048% due 02/12/2051 ~	31	255
6.201% due 07/05/2033 •(j)	843	743
8.934% due 02/15/2035 •(j)	786	736
11.075% due 11/15/2038 •(j)	900	802
JP Morgan Mortgage Trust 3.938% due 07/25/2035 ~	11	11
Lehman Mortgage Trust
5.898% due 04/25/2036 ^~	162	108
6.000% due 05/25/2037 ^	6	6
MASTR Adjustable Rate Mortgages Trust 4.108% due 11/25/2035 ^~	227	133
MASTR Asset Securitization Trust 6.000% due 06/25/2036 ^•	155	103
Merrill Lynch Mortgage Investors Trust
2.969% due 05/25/2033 ~	2	2
3.821% due 02/25/2034 ~	3	3
4.124% due 11/25/2035 ~	39	37
5.265% due 07/25/2030 •	18	17
5.505% due 11/25/2029 •	47	41
MFA Trust
3.744% due 08/25/2061 ~(j)	1,000	854
4.280% due 12/25/2066 ~(j)	1,000	729
Morgan Stanley Capital Trust
0.000% due 11/12/2049 ~(a)	1,000	0
9.159% due 11/15/2034 •	400	380
Morgan Stanley Mortgage Loan Trust
4.334% due 01/25/2035 ^~	171	133
6.000% due 08/25/2037 ^	136	58
Morgan Stanley Re-REMIC Trust 4.026% due 03/26/2037 ~(j)	1,797	1,538
Mortgage Equity Conversion Asset Trust 4.000% due 07/25/2060	100	90
Natixis Commercial Mortgage Securities Trust
4.058% due 04/10/2037 ~(j)	1,197	837
8.772% due 03/15/2035 •(j)	304	291
10.020% due 03/15/2035 •(j)	608	577
New Residential Mortgage Loan Trust 3.882% due 11/25/2059 ~(j)	2,900	1,389
Nomura Asset Acceptance Corp. Alternative Loan Trust 5.915% due 02/25/2035 •(j)	210	202
Regal Trust 3.357% due 09/29/2031 •	11	10
Residential Accredit Loans, Inc. Trust
4.930% due 01/25/2036 ^~	167	127
6.000% due 08/25/2035 ^	126	107
6.000% due 06/25/2036 ^	67	54
6.500% due 09/25/2037 ^	122	98
Residential Asset Securitization Trust 6.000% due 03/25/2037 ^	181	57
Residential Funding Mortgage Securities, Inc. Trust 6.000% due 06/25/2036 ^	92	78
Structured Adjustable Rate Mortgage Loan Trust
3.624% due 04/25/2036 ^~	157	94
3.939% due 09/25/2036 ^	26	23
4.115% due 01/25/2036 ^~	175	106
Structured Asset Mortgage Investments Trust 5.265% due 08/25/2036 ^~(j)	308	243
TBW Mortgage-Backed Trust 6.000% due 07/25/2036 ^	102	41
Tharaldson Hotel Portfolio Trust 8.190% due 11/11/2034 •(j)	1,126	1,061
Wachovia Bank Commercial Mortgage Trust 0.675% due 10/15/2041 ~(a)	17	0
WaMu Mortgage Pass-Through Certificates Trust
3.489% due 12/25/2036 ^~(j)	157	137
4.638% due 10/25/2046 ~	699	614
4.638% due 11/25/2046 ~(j)	456	388
5.745% due 10/25/2045 •(j)	2,463	2,007

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	March 31, 2023 (Unaudited)

5.825% due 06/25/2044 ~	166	149
Washington Mutual Mortgage Pass-Through Certificates Trust 6.500% due 08/25/2036 ^(j)	658	537
Wells Fargo Commercial Mortgage Trust 4.928% due 12/15/2039 ~(j)	1,042	919
Worldwide Plaza Trust 3.596% due 11/10/2036 ~(j)	2,400	713

Total Non-Agency Mortgage-Backed Securities (Cost $45,031)		38,937

ASSET-BACKED SECURITIES 64.9%
AIM Aviation Finance Ltd. 6.213% due 02/15/2040 þ(j)	1,122	813
Asset-Backed Securities Corp. Home Equity Loan Trust
5.940% due 02/25/2035 •(j)	1,396	1,385
8.028% due 06/21/2029 •	58	56
Bear Stearns Asset-Backed Securities Trust
3.893% due 07/25/2036 ~	61	61
5.415% due 04/25/2036 •(j)	1,982	2,710
Bombardier Capital Mortgage Securitization Corp. 7.830% due 06/15/2030 ~	1,185	167
Citigroup Mortgage Loan Trust
5.005% due 12/25/2036 •(j)	1,070	598
5.065% due 12/25/2036 •(j)	653	276
5.520% due 11/25/2045 •(j)	37	37
5.545% due 11/25/2046 •(j)	1,100	886
8.370% due 12/25/2033 •(j)	1,003	1,013
Conseco Finance Securitizations Corp.
7.960% due 05/01/2031	324	101
9.163% due 03/01/2033 ~	742	683
Countrywide Asset-Backed Certificates Trust
4.995% due 04/25/2047 ^•	44	44
5.045% due 06/25/2037 ^•(j)	499	477
5.105% due 12/25/2036 ^•(j)	751	677
5.115% due 09/25/2046 •(j)	4,144	3,326
5.325% due 05/25/2036 •(j)	7,681	6,355
6.495% due 06/25/2035 •(j)	4,000	3,910
6.720% due 10/25/2035 •(j)	2,212	1,715
Crown City CLO 0.000% due 04/20/2035 ~	600	392
EMC Mortgage Loan Trust
5.895% due 05/25/2040 ~	111	104
6.145% due 02/25/2041 •	184	177
Flagship Credit Auto Trust
0.000% due 06/15/2026 «(e)	2	88
0.000% due 06/15/2029 «(e)	14	2,509
GE Capital Mortgage Services, Inc. Trust 6.705% due 04/25/2029 ~	27	22
GSAMP Trust
6.645% due 06/25/2035 •(j)	2,200	2,105
7.470% due 12/25/2034 ~(j)	2,151	1,632
Home Equity Mortgage Loan Asset-Backed Trust
5.085% due 04/25/2037 •(j)	3,357	2,196
5.595% due 10/25/2035 •	127	124
HSI Asset Securitization Corp. Trust
4.955% due 04/25/2037 •(j)	2,856	1,469
5.185% due 12/25/2036 •(j)	4,329	1,160
Lehman XS Trust 6.260% due 11/25/2035 þ	736	349
Marlette Funding Trust
0.000% due 07/16/2029 «(e)	5	375
0.000% due 03/15/2030 «(e)	8	288
MASTR Asset-Backed Securities Trust 5.065% due 08/25/2036 •(j)	2,517	983
Morgan Stanley ABS Capital, Inc. Trust
4.985% due 10/25/2036 ~(j)	8,123	3,614
5.625% due 12/25/2034 •	98	88
Morgan Stanley Home Equity Loan Trust 5.910% due 05/25/2035 •(j)	1,917	1,576
National Collegiate Commutation Trust 0.000% due 03/25/2038 •	3,500	1,064
People's Financial Realty Mortgage Securities Trust 4.975% due 09/25/2036 ~	5,733	1,129
Renaissance Home Equity Loan Trust 7.238% due 09/25/2037 ^þ(j)	3,358	1,557
Securitized Asset-Backed Receivables LLC Trust 5.490% due 01/25/2035 •	224	221
SMB Private Education Loan Trust 0.000% due 02/16/2055 «(e)	0	253
SoFi Professional Loan Program LLC 0.000% due 01/25/2039 «(e)	1,000	71
Sofi Professional Loan Program LLC 0.000% due 05/25/2040 (e)	1,000	100
SoFi Professional Loan Program LLC 0.000% due 09/25/2040 «(e)	339	46

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	March 31, 2023 (Unaudited)

Soundview Home Loan Trust 5.795% due 10/25/2037 ~(j)	1,708	1,243
Structured Asset Investment Loan Trust
6.570% due 10/25/2034 •(j)	1,986	1,906
9.345% due 10/25/2033 •	68	74
UCFC Manufactured Housing Contract 7.900% due 01/15/2028 ^~	74	66

Total Asset-Backed Securities (Cost $60,746)		52,271

	SHARES
COMMON STOCKS 3.8%
COMMUNICATION SERVICES 0.2%
Clear Channel Outdoor Holdings, Inc. (d)	108,013	130

CONSUMER DISCRETIONARY 0.2%
iHeartMedia, Inc. 'A' (d)	25,745	101
iHeartMedia, Inc. 'B' «(d)	20,009	70

		171

ENERGY 0.1%
Axis Energy Services 'A' «(d)(h)	3,344	110

INDUSTRIALS 3.0%
Mcdermott International Ltd. «(d)	7,216	2
Neiman Marcus Group Ltd. LLC «(d)(h)	13,191	2,038
Syniverse Holdings, Inc. «(h)	331,150	312
Voyager Aviation Holdings LLC «(d)	307	0
Westmoreland Mining Holdings «(d)(h)	9,231	28

		2,380

UTILITIES 0.3%
TexGen Power LLC «(d)(h)	9,914	275

Total Common Stocks (Cost $3,244)		3,066

WARRANTS 0.7%
INFORMATION TECHNOLOGY 0.7%
Windstream Holdings LLC - Exp. 9/21/2055 «	43,518	590

Total Warrants (Cost $316)		590

PREFERRED SECURITIES 0.5%
FINANCIALS 0.0%
SVB Financial Group 4.700% due 11/15/2031 ^(c)(g)	11,000	1

INDUSTRIALS 0.5%
Voyager Aviation Holdings LLC «	1,842	427

Total Preferred Securities (Cost $605)		428

REAL ESTATE INVESTMENT TRUSTS 0.8%
REAL ESTATE 0.8%
CBL & Associates Properties, Inc.	4,345	112
Uniti Group, Inc.	34,736	123
VICI Properties, Inc.	13,531	441

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	March 31, 2023 (Unaudited)

Total Real Estate Investment Trusts (Cost $332)		676

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 12.2%
REPURCHASE AGREEMENTS (i) 11.9%		9,625

U.S. TREASURY BILLS 0.3%
4.800% due 05/25/2023 (e)(f)(m)	252	250

Total Short-Term Instruments (Cost $9,875)		9,875

Total Investments in Securities (Cost $173,917)		152,710

Total Investments 189.5% (Cost $173,917)		$152,710
Financial Derivative Instruments (k)(l) (0.4)%(Cost or Premiums, net $1,757)		(284)
Other Assets and Liabilities, net (89.1)%		(71,849)

Net Assets 100.0%		$80,577

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	March 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Security did not produce income within the last twelve months.
(e)	Zero coupon security.
(f)	Coupon represents a yield to maturity.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Axis Energy Services 'A'	07/01/2021	$49	$110	0.14%
Neiman Marcus Group Ltd. LLC	09/25/2020	425	2,038	2.53
Syniverse Holdings, Inc.	05/12/2022 - 11/30/2022	325	312	0.39
TexGen Power LLC	07/20/2018	314	275	0.34
Westmoreland Mining Holdings	12/08/2014	269	28	0.03

$1,382	$2,763	3.43%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.200%	03/31/2023	04/03/2023	$525	U.S. Treasury Inflation Protected Securities 0.125% due 07/15/2024	$(536)	$525	$525
4.830	03/31/2023	04/03/2023	9,100	U.S. Treasury Inflation Protected Securities 2.125% due 02/15/2041	(9,282)	9,100	9,104

Total Repurchase Agreements	$(9,818)	$9,625	$9,629

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BNY	5.450%	10/20/2022	04/20/2023	$(4,874)	$(4,995)
BOS	5.100	01/10/2023	04/12/2023	(290)	(293)
5.540	03/13/2023	04/13/2023	(174)	(174)
5.820	03/14/2023	07/13/2023	(1,435)	(1,439)
5.970	03/14/2023	07/13/2023	(1,494)	(1,498)
BPS	5.100	01/09/2023	04/06/2023	(15)	(15)
5.230	02/17/2023	06/20/2023	(668)	(673)
5.500	01/27/2023	07/27/2023	(355)	(358)
5.500	03/14/2023	07/14/2023	(2,030)	(2,036)
5.550	01/09/2023	07/10/2023	(449)	(455)
5.550	03/02/2023	07/31/2023	(5,173)	(5,198)
5.550	03/30/2023	07/31/2023	(212)	(212)
5.919	01/09/2023	05/10/2023	(497)	(504)
5.970	03/09/2023	07/07/2023	(5,716)	(5,739)

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	March 31, 2023 (Unaudited)

5.970	03/16/2023	07/14/2023	(2,216)	(2,223)
6.169	01/09/2023	05/10/2023	(594)	(603)
6.270	03/09/2023	07/07/2023	(1,309)	(1,315)
BRC	6.000	01/17/2023	07/19/2023	(277)	(281)
6.050	01/17/2023	07/19/2023	(3,190)	(3,230)
6.090	02/10/2023	08/10/2023	(1,590)	(1,604)
6.100	01/17/2023	07/19/2023	(609)	(617)
6.170	01/06/2023	06/06/2023	(544)	(552)
6.270	01/06/2023	06/06/2023	(580)	(588)
6.310	02/24/2023	08/24/2023	(2,094)	(2,108)
6.350	03/07/2023	09/07/2023	(2,366)	(2,377)
CIB	5.390	01/17/2023	07/17/2023	(18)	(18)
IND	5.150	03/30/2023	06/09/2023	(1,375)	(1,375)
5.800	03/09/2023	06/09/2023	(2,563)	(2,574)
JPS	6.023	02/01/2023	07/31/2023	(1,405)	(1,420)
MSB	6.120	02/03/2023	07/31/2023	(762)	(769)
MZF	5.910	03/22/2023	09/22/2023	(4,860)	(4,870)
6.080	03/28/2023	09/25/2023	(368)	(369)
RBC	5.760	03/13/2023	07/13/2023	(677)	(679)
RCY	5.400	01/17/2023	07/17/2023	(1,999)	(2,021)
RTA	6.000	01/12/2023	04/12/2023	(2,139)	(2,166)
SOG	5.000	03/24/2023	TBD(3)	(423)	(423)
5.470	03/07/2023	06/07/2023	(913)	(917)
5.520	02/02/2023	08/02/2023	(1,421)	(1,434)
5.970	03/07/2023	08/04/2023	(540)	(542)
TDM	5.000	03/24/2023	TBD(3)	(677)	(678)
UBS	5.260	03/30/2023	04/19/2023	(136)	(136)
ULO	5.680	01/13/2023	04/13/2023	(3,465)	(3,509)
5.780	01/13/2023	04/13/2023	(5,668)	(5,741)
6.540	03/10/2023	09/11/2023	(4,251)	(4,270)

Total Reverse Repurchase Agreements	$(72,998)

(j)	Securities with an aggregate market value of $93,139 and cash of $273 have been pledged as collateral under the terms of master agreements as of March 31, 2023.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2023 was $(72,189) at a weighted average interest rate of 4.142%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2024	5	$(1,196)	$20	$0	$0
3-Month SOFR Active Contract December Futures	03/2025	1	(242)	2	0	0
3-Month SOFR Active Contract December Futures	03/2026	1	(243)	2	0	0
3-Month SOFR Active Contract June Futures	09/2024	2	(482)	6	0	0
3-Month SOFR Active Contract June Futures	09/2025	2	(485)	4	0	(1)
3-Month SOFR Active Contract March Futures	06/2024	4	(961)	14	0	(1)
3-Month SOFR Active Contract March Futures	06/2025	2	(485)	4	0	(1)
3-Month SOFR Active Contract March Futures	06/2026	1	(243)	2	0	0
3-Month SOFR Active Contract September Futures	12/2024	2	(484)	5	0	0
3-Month SOFR Active Contract September Futures	12/2025	1	(243)	2	0	0

Total Futures Contracts	$61	$0	$(3)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2023(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Ford Motor Credit Co. LLC	5.000%	Quarterly	06/20/2027	2.892%	$800	$84	$(21)	$63	$2	$0

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	March 31, 2023 (Unaudited)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day USD-SOFR Compounded-OIS	4.875%	Annual	12/21/2023	$38,500	$(54)	$86	$32	$0	$(3)
Receive(5)	1-Day USD-SOFR Compounded-OIS	2.450	Annual	12/20/2024	3,800	0	47	47	0	(3)
Receive(5)	1-Day USD-SOFR Compounded-OIS	2.350	Annual	01/17/2025	1,900	0	23	23	0	(2)
Receive(5)	1-Day USD-SOFR Compounded-OIS	2.300	Annual	01/17/2026	300	0	6	6	0	(1)
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030	6,900	(134)	60	(74)	30	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052	5,700	994	401	1,395	0	(57)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052	2,800	674	(1)	673	0	(28)
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	12/15/2026	200	(1)	(16)	(17)	0	0
Pay	3-Month USD-LIBOR	1.550	Semi-Annual	01/20/2027	1,900	(7)	(156)	(163)	5	0
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2028	140	(7)	(14)	(21)	0	0
Pay	3-Month USD-LIBOR	1.700	Semi-Annual	01/12/2029	2,000	(8)	(203)	(211)	6	0
Pay	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2029	7,800	630	(823)	(193)	27	0
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030	3,450	151	(643)	(492)	13	0
Receive	3-Month USD-LIBOR	1.370	Semi-Annual	07/19/2031	100	0	16	16	0	0
Receive	3-Month USD-LIBOR	1.360	Semi-Annual	07/20/2031	100	0	16	16	0	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	12/19/2038	5,200	18	252	270	0	(41)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	01/15/2050	100	(1)	25	24	0	(1)
Receive	3-Month USD-LIBOR	1.625	Semi-Annual	01/16/2050	400	0	123	123	0	(4)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	01/22/2050	700	(4)	203	199	0	(7)
Receive	3-Month USD-LIBOR	1.625	Semi-Annual	02/03/2050	400	(2)	124	122	0	(4)
Receive	3-Month USD-LIBOR	1.450	Semi-Annual	04/07/2051	1,300	0	443	443	0	(12)

$2,249	$(31)	$2,218	$81	$(163)

Total Swap Agreements	$2,333	$(52)	$2,281	$83	$(163)

Cash of $1,789 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2023.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Swap Agreements, at Value(3)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	ABX.HE.AA.6-1 Index	0.320%	Monthly	07/25/2045	$1,762	$(351)	$214	$0	$(137)
ABX.HE.PENAAA.7-1 Index	0.090	Monthly	08/25/2037	560	(225)	161	0	(64)

Total Swap Agreements	$(576)	$375	$0	$(201)

(m)

Securities with an aggregate market value of $250 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2023.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	March 31, 2023 (Unaudited)

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2023

Investments in Securities, at Value
Loan Participations and Assignments	$0	$17,591	$4,896	$22,487
Corporate Bonds & Notes
Banking & Finance	0	4,432	0	4,432
Industrials	0	13,820	0	13,820
Utilities	0	848	0	848
Convertible Bonds & Notes
Industrials	0	447	0	447
Municipal Bonds & Notes
Puerto Rico	0	1,087	0	1,087
U.S. Government Agencies	0	3,746	0	3,746
Non-Agency Mortgage-Backed Securities	0	38,845	92	38,937
Asset-Backed Securities	0	48,641	3,630	52,271
Common Stocks
Communication Services	130	0	0	130
Consumer Discretionary	101	0	70	171
Energy	0	0	110	110
Industrials	0	0	2,380	2,380
Utilities	0	0	275	275
Warrants
Information Technology	0	0	590	590
Preferred Securities
Financials	0	1	0	1
Industrials	0	0	427	427
Real Estate Investment Trusts
Real Estate	676	0	0	676
Short-Term Instruments
Repurchase Agreements	0	9,625	0	9,625
U.S. Treasury Bills	0	250	0	250

Total Investments	$907	$139,333	$12,470	$152,710

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$83	$0	$83

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(166)	0	(166)
Over the counter	0	(201)	0	(201)

$0	$(367)	$0	$(367)

Total Financial Derivative Instruments	$0	$(284)	$0	$(284)

Totals	$907	$139,049	$12,470	$152,426

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2023:
Category and Subcategory	Beginning Balance at 06/30/2022	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2023	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2023 (1)

Investments in Securities, at Value
Loan Participations and Assignments	$8,086	$859	$(406)	$(91)	$(9)	$(529)	$150	$(3,164)	$4,896	$(104)
Corporate Bonds & Notes
Industrials	3,908	61	0	0	0	(249)	0	(3,720)	0	0
Non-Agency Mortgage-Backed Securities	0	0	0	0	0	0	92	0	92	0
Asset-Backed Securities	6,695	0	0	16	0	(3,081)	0	0	3,630	(3,080)
Common Stocks
Consumer Discretionary	142	0	0	0	0	(72)	0	0	70	(72)
Energy	49	0	0	0	0	61	0	0	110	61
Industrials	2,588	21	0	0	0	(229)	0	0	2,380	(229)
Materials	68	0	(75)	0	75	(68)	0	0	0	0
Utilities	248	0	0	0	0	27	0	0	275	27

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	March 31, 2023 (Unaudited)

Warrants
Industrials	71	0	(15)	0	14	(70)	0	0	0	0
Information Technology	928	0	0	0	0	(338)	0	0	590	(338)
Preferred Securities
Industrials	4,854	0	(5,111)	0	2,927	(2,243)	0	0	427	(130)

Totals	$27,637	$941	$(5,607)	$(75)	$3,007	$(6,791)	$242	$(6,884)	$12,470	$(3,865)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 03/31/2023	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments		$1,344	Discounted Cash Flow			Discount Spread			6.730	—
		3,198	Discounted Cash Flow			Discount Rate			6.680 - 8.410	7.062
		354	Third Party Vendor			Broker Quote			72.250 - 91.000	80.208
Non-Agency Mortgage-Backed Securities		92	Discounted Cash Flow			Discount Rate			11.000	—
Asset-Backed Securities		3,630	Discounted Cash Flow			Discount Rate			10.000 - 22.000	17.511
Common Stocks
Consumer Discretionary		70	Adjusted Market Price			Adjustment Factor			10.000	—
Energy		110	Comparable Multiple			EBITDA Multiple		X	4.400	—
Industrials		312	Discounted Cash Flow			Discount Rate			13.960	—
		2,038	Discounted Cash Flow/Comparable Multiple			Discount Rate/Revenue Multiple/EBITDA Multiple		%/ X/X	10.000/0.550/6.000	—
		28	Indicative Market Quotation			Broker Quote			$3.000	—
		2	Other Valuation Techniques(2)			-			-	—
Utilities		275	Indicative Market Quotation			Price			$27.750	—
Warrants
Information Technology		590	Comparable Multiple			EBITDA Multiple		X	4.500	—
Preferred Securities
Industrials		427	Discounted Cash Flow/Comparable Multiple			Discount Rate/TBV Multiple		%/ x	27.030/0.340	—

Total		$12,470

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2023 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)									Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund's shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Fund may calculate its NAV as of the NYSE Close for such day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Fund is not open for business, which may result in the Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Fund’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

Notes to Financial Statements (Cont.)

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Market comparable valuation estimates fair value by applying a valuation multiple to a key performance metric of the company, which may include unobservable inputs such as earnings before interest, taxes, depreciation and amortization (“EBITDA”), the PIMCO’s assumptions regarding comparable companies and non-public statements from the underlying company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of March 31, 2023, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BNY	Bank of New York Mellon	GST	Goldman Sachs International	RCY	Royal Bank of Canada
BOS	BofA Securities, Inc.	IND	Crédit Agricole Corporate and Investment Bank S.A.	RTA	RBC (Barbados) Trading Bank Corp.
BPS	BNP Paribas S.A.	JPS	J.P. Morgan Securities LLC	SOG	Societe Generale Paris
BRC	Barclays Bank PLC	MSB	Morgan Stanley Bank, N.A	TDM	TD Securities (USA) LLC
CIB	Canadian Imperial Bank of Commerce	MZF	Mizuho Securities USA LLC	UBS	UBS Securities LLC
FICC	Fixed Income Clearing Corporation	RBC	Royal Bank of Canada	ULO	UBS AG London

Currency Abbreviations:
USD (or $)	United States Dollar

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	LIBOR03M	3 Month USD-LIBOR	SOFR	Secured Overnight Financing Rate
LIBOR01M	1 Month USD-LIBOR

Other Abbreviations:
ABS	Asset-Backed Security	LIBOR	London Interbank Offered Rate	TBA	To-Be-Announced
ALT	Alternate Loan Trust	OIS	Overnight Index Swap	TBD	To-Be-Determined
CLO	Collateralized Loan Obligation	PIK	Payment-in-Kind	TBD%	Interest rate to be determined when loan settles or at the time of funding
EBITDA	Earnings before Interest, Taxes, Depreciation and Amoritization	REMIC	Real Estate Mortgage Investment Conduit